Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2023	Dec. 29, 2022	Dec. 30, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)	Value of initial fixed $100 investment based on:		Net Earnings (Loss) Attributable to The Marcus Corporation	Adjusted EBITDA(5)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
							(in thousands)	(in thousands)
2023	$4,784,595	$3,836,963	$1,270,937	$1,101,976	$46.34	$70.60	$14,794	$108,723
2022	3,519,294	2,860,630	1,134,366	1,004,068	44.25	45.73	(11,972)	85,074
2021	3,834,147	4,721,255	1,585,182	1,762,217	55.41	72.00	(43,293)	35,080
2020	4,608,010	735,093	1,534,826	574,223	41.61	67.02	(124,843)	(71,574)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported represent the amount of total compensation reported for Mr. Gregory Marcus, who served as our PEO in 2020, 2021, 2022 and 2023, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table” for more information.The dollar amount reported represents the average of the amount of total compensation reported for our company’s NEOs as a group, excluding our PEO, in the “Total” column of the Summary Compensation Table. The NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows; (a) for 2020 and 2021, Stephen H. Marcus, Douglas A. Neis, Thomas F. Kissinger and Rolando B. Rodriguez; (b) for 2022, Stephen H. Marcus, Chad M. Paris, Thomas F. Kissinger, Douglas A. Neis and Rolando B. Rodriguez; and (c) for 2023, Stephen H. Marcus, Chad M. Paris, Thomas F. Kissinger, Mark A. Gramz and Michael R. Evans. Mr. Neis retired from his position as Executive Vice President and Chief Financial Officer and Mr. Paris was appointed Chief Financial Officer and Treasurer effective May 15, 2022. Mr. Rodriguez retired from his position as Executive Vice President, Chairman, President and Chief Executive Officer of Marcus Theatres Corporation and Mr. Gramz was appointed President of Marcus Theatres Corporation effective October 1, 2022. Messrs. Gramz and Evans were appointed executive officers on May 31, 2023.
Peer Group Issuers, Footnote	Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100 and that all distributions or dividends were reinvested on a quarterly basis. The Composite Peer Group is comprised of the Dow Jones U.S. Hotels Index (weighted 35%) and Cinemark Holdings, Inc. (weighted 65%).
PEO Total Compensation Amount	$ 4,784,595	$ 3,519,294	$ 3,834,147	$ 4,608,010
PEO Actually Paid Compensation Amount	$ 3,836,963	2,860,630	4,721,255	735,093
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and the average compensation actually paid to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, in fiscal 2020, 2021, 2022 and 2023. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or the average amount paid to our non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s and average non-PEO NEOs’ total compensation for each fiscal year to determine the compensation actually paid:

	PEO
	2020	2021	2022	2023
Summary Compensation Table Total	$4,608,010	$3,834,147	$3,519,294	$4,784,595
Deductions(a)
Deduction for amounts reported in the "Restricted Stock Awards" column in the Summary Compensation Table	(534,310)	(905,466)	(601,965)	(674,356)
Deduction for amounts reported in the "Option Awards" column in the Summary Compensation Table	(1,200,700)	(1,320,826)	(1,179,520)	(1,364,616)
Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the Summary Compensation Table	(1,917,912)	(5,490)	(6,414)	(658,888)
Equity - Change in Fair Value (Increases/Deductions)(b)
Year-end fair value of current year equity awards	1,076,480	1,763,988	1,419,015	1,710,577
Year-over-year change in fair value of outstanding and unvested equity awards	(1,260,390)	725,441	(635,785)	(75,435)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(389,085)	211,461	(50,995)	115,086
Increase for service cost and prior service cost for pension plans	353,000	418,000	397,000	—
Compensation Actually Paid	$735,093	$4,721,255	$2,860,630	$3,836,963

	Average for Non-PEO NEOs
	2020	2021	2022	2023
Summary Compensation Table Total	$1,534,826	$1,585,182	$1,134,366	$1,270,937
Deductions(a)
Deduction for amounts reported in the "Restricted Stock Awards" column in the Summary Compensation Table	(161,865)	(282,217)	(125,658)	(116,654)
Deduction for amounts reported in the "Option Awards" column in the Summary Compensation Table	(286,635)	(357,864)	(206,416)	(236,016)
Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the Summary Compensation Table	(356,528)	(42,487)	(4,667)	(135,048)
Equity - Change in Fair Value (Increases/Deductions)(b)
Year-end fair value of current year equity awards	257,054	511,428	264,822	295,871
Year-over-year change in fair value of outstanding and unvested equity awards	(384,947)	184,654	(99,092)	(11,256)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(121,755)	61,297	(39,743)	11,772
Increase for service cost and prior service cost for pension plans	94,072	102,223	80,456	22,370
Compensation Actually Paid	$574,223	$1,762,217	$1,004,068	$1,101,976
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Restricted Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
	(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 1,270,937	1,134,366	1,585,182	1,534,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,101,976	1,004,068	1,762,217	574,223
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and the average compensation actually paid to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K, in fiscal 2020, 2021, 2022 and 2023. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO or the average amount paid to our non-PEO NEOs during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO’s and average non-PEO NEOs’ total compensation for each fiscal year to determine the compensation actually paid:

	PEO
	2020	2021	2022	2023
Summary Compensation Table Total	$4,608,010	$3,834,147	$3,519,294	$4,784,595
Deductions(a)
Deduction for amounts reported in the "Restricted Stock Awards" column in the Summary Compensation Table	(534,310)	(905,466)	(601,965)	(674,356)
Deduction for amounts reported in the "Option Awards" column in the Summary Compensation Table	(1,200,700)	(1,320,826)	(1,179,520)	(1,364,616)
Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the Summary Compensation Table	(1,917,912)	(5,490)	(6,414)	(658,888)
Equity - Change in Fair Value (Increases/Deductions)(b)
Year-end fair value of current year equity awards	1,076,480	1,763,988	1,419,015	1,710,577
Year-over-year change in fair value of outstanding and unvested equity awards	(1,260,390)	725,441	(635,785)	(75,435)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(389,085)	211,461	(50,995)	115,086
Increase for service cost and prior service cost for pension plans	353,000	418,000	397,000	—
Compensation Actually Paid	$735,093	$4,721,255	$2,860,630	$3,836,963

	Average for Non-PEO NEOs
	2020	2021	2022	2023
Summary Compensation Table Total	$1,534,826	$1,585,182	$1,134,366	$1,270,937
Deductions(a)
Deduction for amounts reported in the "Restricted Stock Awards" column in the Summary Compensation Table	(161,865)	(282,217)	(125,658)	(116,654)
Deduction for amounts reported in the "Option Awards" column in the Summary Compensation Table	(286,635)	(357,864)	(206,416)	(236,016)
Reduction for values reported in the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" column in the Summary Compensation Table	(356,528)	(42,487)	(4,667)	(135,048)
Equity - Change in Fair Value (Increases/Deductions)(b)
Year-end fair value of current year equity awards	257,054	511,428	264,822	295,871
Year-over-year change in fair value of outstanding and unvested equity awards	(384,947)	184,654	(99,092)	(11,256)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	(121,755)	61,297	(39,743)	11,772
Increase for service cost and prior service cost for pension plans	94,072	102,223	80,456	22,370
Compensation Actually Paid	$574,223	$1,762,217	$1,004,068	$1,101,976
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Restricted Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
	(b)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our remaining Non-PEO NEOs and the TSR performance of our common stock with the TSR performance of the Composite Peer Group. The TSR amounts in the graph assume that $100 was invested beginning on December 26, 2019 and that all distributions or dividends were reinvested on a quarterly basis. The graph below shows the relationship between compensation actually paid and total shareholder return for The Marcus Corporation and the Composite Peer Group.

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs with net earnings (loss) attributable to The Marcus Corporation and Adjusted EBITDA, the most important financial metric for connecting the Company’s financial performance and compensation.

Tabular List, Table

Most Important Financial Performance Measures Used to Link Compensation Paid to Company Performance
Adjusted EBITDA
Return on Invested Capital (“ROIC”)
Adjusted Pretax Income (“API”)
Adjusted Division Income (“ADI”)

Total Shareholder Return Amount	$ 46.34	44.25	55.41	41.61
Peer Group Total Shareholder Return Amount	70.60	45.73	72.00	67.02
Net Income (Loss)	$ 14,794,000	$ (11,972,000)	$ (43,293,000)	$ (124,843,000)
Company Selected Measure Amount	108,723,000	85,074,000	35,080,000	(71,574,000)
PEO Name	Gregory Marcus
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure used by management and our board of directors to assess our financial performance and enterprise value. We define Adjusted EBITDA as net earnings (loss) attributable to The Marcus Corporation before investment income or loss, interest expense, other expense, gain or loss on disposition of property, equipment and other assets, equity earnings or losses from unconsolidated joint ventures, net earnings or losses attributable to noncontrolling interests, income taxes and depreciation and amortization, adjusted to eliminate the impact of certain items that we do not consider indicative of our core operating performance. The following table sets forth our reconciliation of Adjusted EBITDA (in millions):

	2020	2021	2022	2023
Net income (loss) attributable to The Marcus Corporation	$(124.8)	$(43.3)	$(12.0)	$14.8
Add (deduct):
Investment income	(0.6)	(0.6)	—	(2.4)
Interest expense	16.3	18.7	15.3	12.7
Other expense (income)	1.0	2.5	2.1	1.8
Gain on disposition of property, equipment and other assets	(0.9)	(3.2)	(1.1)	—
Gain on sale of hotel	—	—	(6.3)	—
Equity losses from unconsolidated joint ventures, net	1.5	0.1	0.1	0.1
Net earnings attributable to noncontrolling interests	—	—	2.9	—
Income tax expense (benefit)	(70.9)	(15.7)	7.1	6.9
Depreciation and amortization	75.1	72.1	67.1	67.3
Share-based compensation expenses(a)	4.4	9.3	8.2	6.4
Property closure/reopening expenses(a)	11.5	—	—	—
Impairment charges(a)	24.7	5.8	1.5	1.1
Government grants and federal tax credits(a)	(7.0)	(10.7)	—	—
Insurance proceeds(a)	(1.8)	—	—	—
Adjusted EBITDA	$(71.6)	$35.1	$85.1	$108.7
(a) See “Adjusted EBITDA” in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the fiscal 2023 Form 10-K for further discussion of reconciling items.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital (“ROIC”)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Pretax Income (“API”)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Division Income (“ADI”)
PEO | Deduction For Amounts Reported In Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (674,356)	$ (601,965)	$ (905,466)	$ (534,310)
PEO | Deduction For Amounts Reported In Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,364,616)	(1,179,520)	(1,320,826)	(1,200,700)
PEO | Reduction For Values Reported In Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(658,888)	(6,414)	(5,490)	(1,917,912)
PEO | Equity - Change In Fair Value, Year-End Fair Value Of Current Year Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,710,577	1,419,015	1,763,988	1,076,480
PEO | Equity - Change In Fair Value, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,435)	(635,785)	725,441	(1,260,390)
PEO | Equity - Change In Fair Value, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	115,086	(50,995)	211,461	(389,085)
PEO | Increase For Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	397,000	418,000	353,000
Non-PEO NEO | Deduction For Amounts Reported In Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,654)	(125,658)	(282,217)	(161,865)
Non-PEO NEO | Deduction For Amounts Reported In Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(236,016)	(206,416)	(357,864)	(286,635)
Non-PEO NEO | Reduction For Values Reported In Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(135,048)	(4,667)	(42,487)	(356,528)
Non-PEO NEO | Equity - Change In Fair Value, Year-End Fair Value Of Current Year Equity Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,871	264,822	511,428	257,054
Non-PEO NEO | Equity - Change In Fair Value, Year-Over-Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,256)	(99,092)	184,654	(384,947)
Non-PEO NEO | Equity - Change In Fair Value, Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,772	(39,743)	61,297	(121,755)
Non-PEO NEO | Increase For Service Cost And Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 22,370	$ 80,456	$ 102,223	$ 94,072